UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

                 Report for the Calendar Year or Quarter Ended:
                                 June 30, 2011

Check here if Amendment [ ];

Amendment Number:  _______

This Amendment (Check only one):

     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:       ROPRO US HOLDING, INC.
         Address:    101 CALIFORNIA STREET
                     SAN FRANCISCO, CA 94111

Form 13F File Number: 28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Cesar A. Coy
Title:  Assistant Vice President
Phone:  212-250-2081

Signature, Place, and Date of Signing:


Cesar A. Coy
New York, New York
August 15, 2011


Report type (Check only one):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
     [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form: 13F File Number 28-10103
         Name: Deutsche Bank Aktiengesellschaft